Cover	Mar. 05, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Mar. 05, 2025
Entity File Number	000-03134
Entity Registrant Name	Park-Ohio Holdings Corp.
City Area Code	440
Local Phone Number	947-2000
Title of 12(b) Security	Common Stock, Par Value $1.00 Per Share
Trading Symbol	PKOH
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000076282
Amendment Flag	false
Entity Incorporation, State or Country Code	OH
Entity Tax Identification Number	34-1867219
Entity Address, Address Line One	6065 Parkland Boulevard,
Entity Address, City or Town	Cleveland,
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44124